Intangibles, Net - Additional Information (Detail) (Show Production Rights, USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Show Production Rights
Intangible Assets [Line Items]
Expected amortization for 2012	$ 2.1
Expected amortization for 2013	$ 0.8